American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2019

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.8%
Aerospace and Defense — 1.4%
BAE Systems plc	668,763	4,686,080
Textron, Inc.	84,086	4,116,850
		8,802,930
Airlines — 1.5%
Southwest Airlines Co.	179,200	9,678,592
Auto Components — 1.3%
Aptiv plc	33,000	2,884,860
BorgWarner, Inc.	145,792	5,347,651
		8,232,511
Automobiles — 1.6%
Honda Motor Co. Ltd. ADR	237,750	6,200,520
Thor Industries, Inc.	75,139	4,255,873
		10,456,393
Banks — 9.4%
BB&T Corp.	281,588	15,028,352
Comerica, Inc.	134,036	8,845,036
Commerce Bancshares, Inc.	118,225	7,170,346
First Hawaiian, Inc.	293,613	7,839,467
M&T Bank Corp.	48,220	7,617,313
Prosperity Bancshares, Inc.	50,272	3,550,711
UMB Financial Corp.	80,167	5,177,185
Westamerica Bancorporation	69,267	4,307,022
		59,535,432
Building Products — 1.4%
Johnson Controls International plc	202,129	8,871,442
Capital Markets — 5.5%
Ameriprise Financial, Inc.	67,095	9,869,675
Northern Trust Corp.	207,495	19,363,433
State Street Corp.	98,725	5,843,533
		35,076,641
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	43,180	3,737,229
Containers and Packaging — 2.2%
Graphic Packaging Holding Co.	236,485	3,488,154
Packaging Corp. of America	61,143	6,487,272
Sonoco Products Co.	67,739	3,943,087
		13,918,513
Distributors — 1.1%
Genuine Parts Co.	68,063	6,778,394
Electric Utilities — 5.4%
Edison International	96,950	7,311,969
Eversource Energy	61,625	5,267,089
Pinnacle West Capital Corp.	88,835	8,623,213

Xcel Energy, Inc.	200,775	13,028,290
		34,230,561
Electrical Equipment — 7.3%
Eaton Corp. plc	77,125	6,412,944
Emerson Electric Co.	187,016	12,503,890
Hubbell, Inc.	108,340	14,235,876
nVent Electric plc	360,449	7,944,296
Schneider Electric SE	60,382	5,295,529
		46,392,535
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	67,820	6,319,468
Energy Equipment and Services — 1.7%
Baker Hughes a GE Co.	257,819	5,981,401
Schlumberger Ltd.	141,359	4,830,237
		10,811,638
Equity Real Estate Investment Trusts (REITs) — 5.5%
Empire State Realty Trust, Inc., Class A	329,903	4,707,716
MGM Growth Properties LLC, Class A	211,749	6,363,057
Piedmont Office Realty Trust, Inc., Class A	272,914	5,698,444
Welltower, Inc.	64,422	5,839,854
Weyerhaeuser Co.	442,135	12,247,140
		34,856,211
Food and Staples Retailing — 2.0%
Koninklijke Ahold Delhaize NV	259,835	6,499,891
Sysco Corp.	81,782	6,493,491
		12,993,382
Food Products — 3.7%
Conagra Brands, Inc.	178,976	5,490,983
J.M. Smucker Co. (The)	37,536	4,129,711
Kellogg Co.	54,319	3,495,427
Mondelez International, Inc., Class A	51,124	2,828,180
Orkla ASA	825,153	7,512,805
		23,457,106
Gas Utilities — 2.0%
Atmos Energy Corp.	53,185	6,057,240
Spire, Inc.	73,696	6,429,239
		12,486,479
Health Care Equipment and Supplies — 4.7%
Hologic, Inc.(1)	90,396	4,564,094
Siemens Healthineers AG	144,866	5,699,220
Zimmer Biomet Holdings, Inc.	143,244	19,663,104
		29,926,418
Health Care Providers and Services — 5.7%
Cardinal Health, Inc.	176,960	8,350,742
Henry Schein, Inc.(1)	85,894	5,454,269
McKesson Corp.	47,407	6,478,641
Quest Diagnostics, Inc.	93,499	10,007,198
Universal Health Services, Inc., Class B	41,881	6,229,799
		36,520,649

Health Care Technology — 1.0%
Cerner Corp.	94,809	6,463,129
Hotels, Restaurants and Leisure — 1.8%
Carnival Corp.	132,989	5,812,949
Sodexo SA	51,723	5,810,259
		11,623,208
Household Durables — 1.0%
PulteGroup, Inc.	177,038	6,470,739
Household Products — 0.9%
Kimberly-Clark Corp.	39,621	5,628,163
Insurance — 5.9%
Aflac, Inc.	100,954	5,281,913
Arthur J. Gallagher & Co.	19,473	1,744,197
Brown & Brown, Inc.	84,749	3,056,049
Chubb Ltd.	53,959	8,711,141
Globe Life, Inc.	25,283	2,421,100
ProAssurance Corp.	153,587	6,184,949
Reinsurance Group of America, Inc.	49,264	7,876,328
Travelers Cos., Inc. (The)	16,438	2,444,166
		37,719,843
Machinery — 3.3%
Atlas Copco AB, B Shares	99,763	2,707,045
Cummins, Inc.	48,218	7,843,622
IMI plc	498,706	5,892,765
PACCAR, Inc.	64,162	4,491,981
		20,935,413
Multi-Utilities — 2.8%
Ameren Corp.	83,804	6,708,510
NorthWestern Corp.	98,498	7,392,275
WEC Energy Group, Inc.	42,110	4,004,661
		18,105,446
Multiline Retail — 0.8%
Target Corp.	44,822	4,791,920
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	85,577	4,876,177
Imperial Oil Ltd.	124,336	3,237,795
Noble Energy, Inc.	237,131	5,325,962
		13,439,934
Paper and Forest Products — 0.7%
Mondi plc	232,061	4,443,622
Road and Rail — 1.1%
Heartland Express, Inc.	324,513	6,980,275
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	212,433	10,600,407
Maxim Integrated Products, Inc.	139,155	8,058,466
Microchip Technology, Inc.	55,813	5,185,586
		23,844,459
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	54,923	9,084,264

Technology Hardware, Storage and Peripherals — 0.7%
HP, Inc.	243,017	4,597,882
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	457,946	6,310,496
Trading Companies and Distributors — 1.6%
MSC Industrial Direct Co., Inc., Class A	136,540	9,903,246
TOTAL COMMON STOCKS (Cost $510,854,048)		603,424,563
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $15,528,345)	186,330	16,713,801
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $14,911,532), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $14,614,993)		14,614,262
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,459,603), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $2,411,057)		2,411,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,942	9,942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,035,204)		17,035,204
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $543,417,597)		637,173,568
OTHER ASSETS AND LIABILITIES — (0.1)%		(438,999)
TOTAL NET ASSETS — 100.0%		$636,734,569

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	105,686	USD	79,739	Morgan Stanley	12/31/19	$159
USD	2,912,921	CAD	3,864,922	Morgan Stanley	12/31/19	(8,941)
USD	19,922,739	EUR	17,878,189	Credit Suisse AG	12/31/19	296,672
GBP	256,817	USD	320,290	JPMorgan Chase Bank N.A.	12/31/19	(3,310)
USD	13,235,421	GBP	10,537,756	JPMorgan Chase Bank N.A.	12/31/19	229,040
JPY	20,389,689	USD	190,866	Bank of America N.A.	12/30/19	(1,050)
USD	4,007,586	JPY	429,733,479	Bank of America N.A.	12/30/19	7,032
USD	162,940	NOK	1,473,664	Goldman Sachs & Co.	12/30/19	718
USD	6,439,676	NOK	57,501,798	Goldman Sachs & Co.	12/30/19	109,823
SEK	947,451	USD	98,296	Goldman Sachs & Co.	12/30/19	(1,441)
SEK	590,699	USD	60,946	Goldman Sachs & Co.	12/30/19	(561)
SEK	1,373,926	USD	140,431	Goldman Sachs & Co.	12/30/19	21
USD	2,682,210	SEK	25,917,923	Goldman Sachs & Co.	12/30/19	32,713
						$660,875

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	4,116,850	4,686,080	—
Electrical Equipment	41,097,006	5,295,529	—
Food and Staples Retailing	6,493,491	6,499,891	—
Food Products	15,944,301	7,512,805	—
Health Care Equipment and Supplies	24,227,198	5,699,220	—
Hotels, Restaurants and Leisure	5,812,949	5,810,259	—
Machinery	12,335,603	8,599,810	—
Oil, Gas and Consumable Fuels	10,202,139	3,237,795	—
Paper and Forest Products	—	4,443,622	—
Other Industries	431,410,015	—	—
Exchange-Traded Funds	16,713,801	—	—
Temporary Cash Investments	9,942	17,025,262	—

	568,363,295	68,810,273	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	676,178	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,303	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.